CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2022
CONVERTIBLE SENIOR NOTES.
CONVERTIBLE SENIOR NOTES

13.         CONVERTIBLE SENIOR NOTES

In 2015, the Company initially issued two sets of convertible senior notes: the September 2022 Notes and the November 2022 Notes. These Convertible Notes provided holders with the option to convert them into the Company’s Class A ordinary shares under specific terms, with an original maturity date in 2022. In 2018, the Company executed a replacement of the November 2022 Notes, issuing a new series referred to as the New November 2022 Notes. This replacement maintained similar conversion rights and an unchanged maturity date in 2022, aligning with the initial structure set forth in 2015.

The effective interest rate was 1.56%, 2.46% and 0.69% for the September 2022 Notes, the November 2022 Notes and the New November 2022 Notes, respectively. For the years ended December 31, 2020 and 2021, the Company recognized interest expense related to the Notes of US$2,506 and US$1,879, respectively.

The principal amount and unamortized premium as of December 31, 2020 were as follows:

As of December 31,
2020
US$
Principal amount	167,060
Unamortized premium	1,206
168,266

In 2021, the Company reached settlement agreements to fully repay the outstanding principal and accrued interest on the Convertible Notes. Under these agreements, the Company and CIH agreed to share the repayment obligations equally, with CIH covering 50% of the total repayment amount, which was US$84,133.

The repayment was completed in two installments: the first payment on September 30, 2021, and the final payment on December 31, 2021. As a result, the Convertible Notes were fully settled by the end of 2021, leaving no outstanding balance on the Company’s consolidated balance sheet. A gain of US$682 from the early termination of the convertible senior notes has been recognized in the consolidated statements of comprehansive income (loss).”

Due to CIH’s participation in the repayment, the Company recorded a payable to CIH in its consolidated financial statements, classified as “Due to Related Parties,” to reflect the portion covered by CIH.